UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Investment Company Act file number:  811-21987

ALPS VARIABLE INVESTMENT TRUST
(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203
(Address of principal executive offices) (Zip code)

Alex J. Marks
ALPS Variable Investment Trust
1290 Broadway, Suite 1100
Denver, Colorado 80203
(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code: (303) 623-2577

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

Item 1 – Schedule of Investments.

Ibbotson Conservative ETF Asset Allocation Portfolio
Schedule of Investments

As of March 31, 2015 (Unaudited)

	Shares	Value
Exchange Traded Funds - 96.30%
iShares - 29.89%
Core S&P 500® ETF	23,901	$4,967,345
Core S&P® Mid-Cap ETF	7,721	1,173,437
JP Morgan USD Emerging Markets Bond ETF	29,257	3,280,295
TIPS Bond ETF	31,509	3,579,107

Total iShares		13,000,184

Other - 66.41%
GreenHaven Continuous Commodity Index Fund(1)	34,372	728,343
PIMCO Enhanced Short Maturity ETF	16,755	1,694,768
SPDR® Barclays High Yield Bond ETF	67,558	2,649,625
Vanguard® FTSE Developed Markets ETF	54,623	2,175,634
Vanguard® Short-Term Bond ETF	137,050	11,035,266
Vanguard® Total Bond Market ETF	101,617	8,471,809
Vanguard® Total International Bond ETF	39,243	2,122,654

Total Other		28,878,099

Total Exchange Traded Funds
(Cost $40,896,447)		41,878,283

7-Day Yield		Shares	Value
Short-Term Investments - 0.99%
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio	0.069%	433,362	$433,362

Total Short-Term Investments
(Cost $433,362)			433,362

Total Investments - 97.29%
(Total cost $41,329,809)			42,311,645

Other Assets in Excess of Liabilities - 2.71%			1,176,447

Net Assets - 100.00%			$43,488,092

(1)	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

Ibbotson Income and Growth ETF Asset Allocation Portfolio
Schedule of Investments

As of March 31, 2015 (Unaudited)

	Shares	Value
Exchange Traded Funds - 99.06%
iShares - 40.21%
Core S&P 500® ETF	101,964	$21,191,178
Core S&P® Mid-Cap ETF	41,917	6,370,546
JP Morgan USD Emerging Markets Bond ETF	56,870	6,376,264
MSCI EAFE Small-Cap ETF	38,509	1,905,040
Russell 2000® Growth ETF	5,563	843,073
TIPS Bond ETF	67,991	7,723,098

Total iShares		44,409,199

Other - 58.85%
GreenHaven Continuous Commodity Index Fund(1)	128,604	2,725,119
PIMCO Enhanced Short Maturity ETF	21,950	2,220,242
SPDR® Barclays High Yield Bond ETF	140,995	5,529,824
Vanguard® FTSE Developed Markets ETF	200,649	7,991,849
Vanguard® FTSE Emerging Markets ETF	81,833	3,344,515
Vanguard® Short-Term Bond ETF	223,277	17,978,264
Vanguard® Small-Cap ETF	13,545	1,660,075
Vanguard® Total Bond Market ETF	229,156	19,104,736
Vanguard® Total International Bond ETF	82,242	4,448,470

Total Other		65,003,094

Total Exchange Traded Funds
(Cost $100,842,754)		109,412,293

7-Day Yield		Shares	Value
Short-Term Investments - 0.73%
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio	0.069%	806,487	$806,487

Total Short-Term Investments
(Cost $806,487)			806,487

Total Investments - 99.79%
(Total cost $101,649,241)			110,218,780

Other Assets in Excess of Liabilities - 0.21%			234,985

Net Assets - 100.00%			$110,453,765

(1)	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

Ibbotson Balanced ETF Asset Allocation Portfolio
Schedule of Investments

As of March 31, 2015 (Unaudited)

	Shares	Value
Exchange Traded Funds - 98.91%
iShares - 44.74%
Core S&P 500® ETF	254,076	$52,804,615
Core S&P® Mid-Cap ETF	150,302	22,842,898
JP Morgan USD Emerging Markets Bond ETF	77,734	8,715,536
MSCI EAFE Small-Cap ETF	126,775	6,271,559
Russell 2000® Growth ETF	11,645	1,764,800
TIPS Bond ETF	101,759	11,558,805

Total iShares		103,958,213

Other - 54.17%
GreenHaven Continuous Commodity Index Fund(1)	269,612	5,713,078
PIMCO Enhanced Short Maturity ETF	22,996	2,326,045
SPDR® Barclays High Yield Bond ETF	237,429	9,311,965
Vanguard® FTSE Developed Markets ETF	585,553	23,322,576
Vanguard® FTSE Emerging Markets ETF	287,898	11,766,391
Vanguard® REIT ETF	75,822	6,374,356
Vanguard® Short-Term Bond ETF	180,888	14,565,102
Vanguard® Small-Cap ETF	105,542	12,935,228
Vanguard® Total Bond Market ETF	390,586	32,563,155
Vanguard® Total International Bond ETF	129,282	6,992,863

Total Other		125,870,759

Total Exchange Traded Funds
(Cost $199,807,153)		229,828,972

7-Day Yield		Shares	Value
Short-Term Investments - 1.08%
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio	0.069%	2,500,141	$2,500,141

Total Short-Term Investments
(Cost $2,500,141)			2,500,141

Total Investments - 99.99%
(Total cost $202,307,294)			232,329,113

Other Assets in Excess of Liabilities - 0.01%			24,193

Net Assets - 100.00%			$232,353,306

(1)	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

Ibbotson Growth ETF Asset Allocation Portfolio
Schedule of Investments

As of March 31, 2015 (Unaudited)

	Shares	Value
Exchange Traded Funds - 100.05%
iShares - 47.99%
Barclays TIPS Bond Fund	23,741	$2,696,740
Core S&P 500® ETF	278,891	57,961,916
Core S&P® Mid-Cap ETF	197,802	30,061,948
JP Morgan USD Emerging Markets Bond ETF	29,009	3,252,489
MSCI EAFE Small-Cap ETF	163,131	8,070,091
Russell 2000® Growth ETF	14,492	2,196,263

Total iShares		104,239,447

Other - 52.06%
GreenHaven Continuous Commodity Index Fund(1)	352,216	7,463,457
SPDR® Barclays High Yield Bond ETF	41,541	1,629,238
Vanguard® FTSE Developed Markets ETF	789,360	31,440,209
Vanguard® FTSE Emerging Markets ETF	389,536	15,920,336
Vanguard® REIT ETF	90,079	7,572,942
Vanguard® Short-Term Bond ETF	121,529	9,785,515
Vanguard® Small-Cap ETF	147,724	18,105,054
Vanguard® Total Bond Market ETF	201,736	16,818,730
Vanguard® Total International Bond ETF	80,424	4,350,134

Total Other		113,085,615

Total Exchange Traded Funds
(Cost $179,694,338)		217,325,062

7-Day Yield		Shares	Value
Short-Term Investments - 0.34%
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio	0.069%	746,561	$746,561

Total Short-Term Investments
(Cost $746,561)			746,561

Total Investments - 100.39%
(Total cost $180,440,899)			218,071,623

Liabilities in Excess of Other Assets - (0.39)%			(855,886)

Net Assets - 100.00%			$217,215,737

(1)	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

Ibbotson Aggressive Growth ETF Asset Allocation Portfolio
Schedule of Investments

As of March 31, 2015 (Unaudited)

	Shares	Value
Exchange Traded Funds - 99.99%
iShares - 50.66%
Core S&P 500® ETF	110,684	$23,003,456
Core S&P® Mid-Cap ETF	81,572	12,397,313
MSCI EAFE Small-Cap ETF	75,145	3,717,423
Russell 1000® Growth ETF	4,146	410,122
Russell 2000® Growth ETF	5,450	825,947
Russell Mid-Cap Growth ETF	4,196	410,914
TIPS Bond ETF	9,083	1,031,738

Total iShares		41,796,913

Other - 49.33%
GreenHaven Continuous Commodity Index Fund(1)	135,423	2,869,613
Vanguard® FTSE Developed Markets ETF	341,927	13,618,952
Vanguard® FTSE Emerging Markets ETF	172,557	7,052,405
Vanguard® REIT ETF	44,104	3,707,823
Vanguard® Short-Term Bond ETF	12,830	1,033,072
Vanguard® Small-Cap ETF	67,658	8,292,165
Vanguard® Total Bond Market ETF	49,554	4,131,317

Total Other		40,705,347

Total Exchange Traded Funds
(Cost $69,500,473)		82,502,260

7-Day Yield		Shares	Value
Short-Term Investments - 1.67%
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio	0.069%	1,380,123	$1,380,123

Total Short-Term Investments
(Cost $1,380,123)			1,380,123

Total Investments - 101.66%
(Total cost $70,880,596)			83,882,383

Liabilities in Excess of Other Assets - (1.66)%			(1,370,754)

Net Assets - 100.00%			$82,511,629

(1)	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

ALPS | Alerian Energy Infrastructure Portfolio
Schedule of Investments

As of March 31, 2015 (Unaudited)

	Shares	Value
Canadian Infrastructure - 20.00%
AltaGas, Ltd.	58,307	$1,945,485
Emera, Inc.	62,677	2,038,840
Gibson Energy, Inc.	97,226	1,994,340
Inter Pipeline, Ltd.	78,617	2,026,023
Keyera Corp.	30,970	2,060,102
Pembina Pipeline Corp.	63,140	1,995,075
Veresen, Inc.	173,785	2,288,685

Total Canadian Infrastructure
(Cost $16,047,922)		14,348,550

Canadian Master Limited Partnership Affiliates - 9.97%
Enbridge, Inc.	75,860	3,656,589
TransCanada Corp.	81,670	3,492,359

Total Canadian Master Limited Partnership Affiliates
(Cost $7,407,012)		7,148,948

Master Limited Partnerships - 24.39%
Buckeye Partners LP	33,122	2,501,373
Energy Transfer Partners LP	44,323	2,471,007
Enterprise Products Partners LP	79,409	2,614,938
EQT Midstream Partners LP	31,575	2,452,115
Magellan Midstream Partners LP	31,717	2,433,011
MarkWest Energy Partners LP	39,327	2,599,515
Western Gas Partners LP	36,761	2,420,712

Total Master Limited Partnerships
(Cost $18,641,847)		17,492,671

U.S. Infrastructure - 15.30%
Atmos Energy Corp.	29,192	1,614,318
CenterPoint Energy, Inc.	73,808	1,506,421
Dominion Resources, Inc.	21,904	1,552,336
DTE Energy Co.	19,437	1,568,371
NiSource, Inc.	36,645	1,618,243
OGE Energy Corp.	48,141	1,521,737
Questar Corp.	66,846	1,594,946

Total U.S. Infrastructure
(Cost $10,976,760)		10,976,372

U.S. Master Limited Partnership Affiliates - 30.14%
EnLink Midstream LLC	90,591	2,947,831
Kinder Morgan, Inc.	75,433	3,172,712
ONEOK, Inc.	64,678	3,120,067
Plains GP Holdings LP, Class A	108,294	3,072,301
Spectra Energy Corp.	86,307	3,121,724
Targa Resources Corp.	30,860	2,956,079

	Shares	Value
U.S. Master Limited Partnership Affiliates (continued)
The Williams Cos., Inc.	63,784	$3,226,833

Total U.S. Master Limited Partnership Affiliates
(Cost $22,498,421)		21,617,547

7-Day Yield		Shares	Value
Short-Term Investments - 1.19%
Morgan Stanley Institutional Liquidity Fund- Prime Portfolio	0.069%	856,106	$856,106

Total Short-Term Investments
(Cost $856,106)			856,106

Total Investments - 100.99%
(Total cost $76,428,068)			72,440,194

Liabilities in Excess of Other Assets - (0.99)%			(710,798)

Net Assets - 100.00%			$71,729,396

See Notes to Quarterly Schedule of Investments.

ALPS | Stadion Tactical Defensive Portfolio
Schedule of Investments

As of March 31, 2015 (Unaudited)

	Shares	Value
Exchange Traded Funds - 74.86%
iShares - 37.48%
Core S&P® Mid-Cap ETF	1,180	$179,336
Russell 1000® Value ETF	2,307	237,806
Russell 2000® Growth ETF	790	119,724
S&P 100® ETF	2,630	237,384
S&P® Small-Cap 600 Growth ETF	920	119,738

Total iShares		893,988

Other - 37.38%
Deutsche X-trackers MSCI Germany Hedged Equity ETF	2,070	59,409
First Trust NASDAQ-100® Equal Weighted Index Fund	5,421	237,440
Guggenheim® S&P 500® Equal Weight ETF	2,932	237,639
Powershares® QQQ Trust Series 1	2,250	237,600
WisdomTree® Europe Hedged Equity Fund	1,810	119,713

Total Other		891,801

Total Exchange Traded Funds
(Cost $1,776,751)		1,785,789

7-Day Yield		Shares	Value
Short-Term Investments - 14.66%
Morgan Stanley Institutional Liquidity Funds - Government Portfolio	0.040%	349,613	$349,613

Total Short-Term Investments
(Cost $349,613)			349,613

Total Investments - 89.52%
(Total cost $2,126,364)			2,135,402

Other Assets in Excess of Liabilities - 10.48%			249,978

Net Assets - 100.00%			$2,385,380

See Notes to Quarterly Schedule of Investments.

ALPS | Red Rocks Listed Private Equity Portfolio
Schedule of Investments

As of March 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - 97.98%
Diversified - 15.71%
Ackermans & van Haaren N.V.	93	$10,915
Aker ASA	356	7,800
Compass Diversified Holdings LP	305	5,216
HAL Trust	48	7,542
Leucadia National Corp.	346	7,712
Remgro, Ltd.	308	6,750
Schouw & Co.	211	10,112
Sofina SA	69	7,137
Wendel SA	113	13,474
Wesfarmers, Ltd.	225	7,533

Total Diversified		84,191

Financials - 72.27%
3i Group PLC	2,073	14,834
3i Infrastructure PLC	3,123	7,422
Alaris Royalty Corp.	202	5,266
Alleghany Corp.(1)	17	8,279
Altamir	784	9,779
Apollo Global Management LLC LP, Class A	453	9,785
Apollo Investment Corp.	671	5,150
Ares Capital Corp.	671	11,521
Ares Management LP	517	9,585
Aurelius AG	375	15,726
Brait SE	1,141	7,855
Brederode SA	246	9,665
Clairvest Group, Inc.	219	4,841
Deutsche Beteiligungs AG	161	5,250
Dinamia Capital Privado Sociedad de Capital Riesgo SA	777	6,834
Electra Private Equity PLC(1)	220	10,313
Eurazeo SA	239	16,403
Fifth Street Senior Floating Rate Corp.	493	5,241
Graphite Enterprise Trust PLC	1,000	8,678
GSV Capital Corp.(1)	737	7,223
HBM Healthcare Investments AG, Class A	108	12,002
HgCapital Trust PLC	605	10,159
Hosken Consolidated Investments, Ltd.	813	9,719
Intermediate Capital Group PLC	1,076	8,037
Investment AB Kinnevik, B Shares	258	8,631
Investor AB, B Shares	318	12,692
IP Group PLC(1)	2,130	7,141
KKR & Co. LP	668	15,237
mutares AG	61	5,640
NB Private Equity Partners, Ltd.	883	10,309
Oakley Capital Investments, Ltd.(1)	3,600	8,910
Oaktree Capital Group LLC LP	100	5,166

	Shares	Value
Financials (continued)
Onex Corp.	220	$12,776
Princess Private Equity Holding, Ltd.	1,025	8,569
Ratos AB, B Shares	1,697	11,645
Riverstone Energy, Ltd.(1)	457	7,227
Solar Capital, Ltd.	281	5,687
SVG Capital PLC(1)	1,519	11,390
The Blackstone Group LP	514	19,988
The Carlyle Group LP	426	11,545
THL Credit, Inc.	408	5,014

Total Financials		387,134

Industrials - 6.36%
Danaher Corp.	119	10,104
Gesco AG	72	5,913
Macquarie Infrastructure Co. LLC	131	10,780
Melrose Industries PLC	1,773	7,298

Total Industrials		34,095

Utilities - 3.64%
Brookfield Asset Management, Inc., Class A	206	11,044
Brookfield Infrastructure Partners LP	186	8,470

Total Utilities		19,514

Total Common Stocks
(Cost $511,057)		524,934

7-Day Yield		Shares	Value
Short-Term Investments - 43.56%
Morgan Stanley Institutional Liquidity Fund- Prime Portfolio	0.069%	233,387	$233,387

Total Short-Term Investments
(Cost $233,387)			233,387

Total Investments - 141.54%
(Total cost $744,444)			758,321

Liabilities in Excess of Other Assets - (41.54)%			(222,543)

Net Assets - 100.00%			$535,778

(1)	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

ALPS Variable Investment Trust	Notes to Quarterly Schedules of Investments
March 31, 2015 (Unaudited)

1. ORGANIZATION

ALPS Variable Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and is organized as a Delaware business trust by a Declaration of Trust dated July 26, 2000. The Schedules of Investments herein relate to the following eight series of the Trust: Ibbotson Conservative ETF Asset Allocation Portfolio, Ibbotson Income and Growth ETF Asset Allocation Portfolio, Ibbotson Balanced ETF Asset Allocation Portfolio, Ibbotson Growth ETF Asset Allocation Portfolio, Ibbotson Aggressive Growth ETF Asset Allocation Portfolio, ALPS | Alerian Energy Infrastructure Portfolio, ALPS | Stadion Tactical Defensive Portfolio, and ALPS | Red Rocks Listed Private Equity Portfolio (each, a “Portfolio,” and collectively, the “Portfolios”).

Ibbotson Conservative ETF Asset Allocation Portfolio, Ibbotson Income and Growth ETF Asset Allocation Portfolio, Ibbotson Balanced ETF Asset Allocation Portfolio, Ibbotson Growth ETF Asset Allocation Portfolio and Ibbotson Aggressive Growth ETF Asset Allocation Portfolio offer Class I and Class II shares. ALPS | Alerian Energy Infrastructure Portfolio, ALPS | Stadion Tactical Defensive Portfolio and ALPS | Red Rocks Listed Private Equity Portfolio offer Class I and Class III shares. Each class has equal rights as to class and voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Portfolios and earn income and realized gains/losses from the Portfolios pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Common expenses of the Portfolios (including legal fees, printing and mailing fees, and fees and expenses of the independent trustees) are allocated to each Portfolio in proportion to its average daily net assets. Expenses directly attributable to a particular Portfolio (including advisory, custodial, registration, professional and audit fees) are charged directly to that Portfolio. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties with respect to the Portfolios. In addition, in the normal course of business, the Trust, on behalf of the Portfolios, enters into contracts with vendors and others that provide general indemnification to the extent permissible under law. Each Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or the Portfolios.
The Portfolios are investment vehicles for variable annuity contracts and variable life insurance policies. The Portfolios also may be used as investment vehicles for qualified pension and retirement plans and certain registered and unregistered separate accounts. Shares of the Portfolios are offered only to participating insurance companies and their separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies, qualified pensions, retirement plans or registered and unregistered separate accounts. Shares are not offered to the general public.

2. SIGNIFICANT ACCOUNTING POLICIES

The Portfolios’ Schedules of Investments are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). This requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the Schedules of Investments and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. Each Portfolio is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.
Security Valuation: The price of Portfolio shares (“net asset value”) is determined as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m. Eastern Time), on each day the NYSE is open for business. Securities, including Exchange Traded Funds (“ETFs”) and Exchange Traded Notes (“ETNs”) for which exchange quotations are readily available, are valued at the last sale price, or if no sale price or if traded on the over-the-counter market, at the mean between the last bid and asked price. Shares of an open-end investment company are valued at that investment company’s net asset value per share. Securities for which quotations are not readily available are valued under procedures established by the Trust’s Board of Trustees (the “Board”) to determine fair value in good faith.

Securities traded on one or more of the U.S. national securities exchanges, the NASDAQ Stock Market LLC or any foreign stock exchange will be valued at the last sale price or the official closing price on the exchange or system where such securities are principally traded for the business day as of which such value is being determined.
Each Portfolio’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Board. When market quotations are not readily available, or in management’s judgment they do not accurately reflect fair value of a security, or an event occurs after the market close but before the Portfolio is priced that materially affects the value of a security, the securities will be valued by the adviser using fair valuation procedures established by the Board. Examples of potentially significant events that could materially impact a Portfolio’s net asset value include, but are not limited to, company specific announcements, significant market volatility, natural disasters, armed conflicts, significant governmental actions, or a security’s trading has been halted, suspended or the security has not traded since the prior day and the closure of the primary trading market at a time when under normal conditions it would be open.

In the case of foreign securities management may consider the following when determining the “fair value” of a security; (a) the country’s or geographic region’s political and economic environment; (b) the nature of any significant events which have occurred from the time of the market quotation to the valuation of each Portfolio’s net asset value which may materially impact each Portfolio’s  net asset valuation; (c) American Depository Receipt trading; (d) Exchange-Traded Fund trading; (e) foreign currency exchange activity; (f) other relevant matters: and (g) if a stock split occurs on a Japanese exchange, management will fair value using the last day of trading price until the security commences trading again.
If the current price of a foreign security is unavailable as a result of a foreign stock exchange’s closure for a foreign holiday, such foreign security’s value will be the closing price of such security on the last day such foreign exchange was open, adjusted by the current foreign exchange rate, assuming there are no significant events which occurred which may materially impact each Portfolio’s net asset value determination.

With respect to any portion of a Portfolio’s assets that are invested in underlying ETFs that are registered under the 1940 Act, the Portfolio’s net asset value is calculated based upon the net asset values of the those underlying ETFs in which the Portfolio invests, and the prospectuses for those underlying ETFs explain the circumstances under which those underlying ETFs will use fair value pricing and the effects of using fair value pricing.

Fair Valuation Measurements: The Portfolios disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Portfolios’ investments by major category are as follows:

Equity securities and ETFs for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.
Various inputs are used in determining the value of each Portfolio’s investments as of the reporting period end. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls for an investment is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Portfolio has the ability to access at the measurement date;

Level 2 –
Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –
Significant unobservable prices or inputs (including the Portfolio’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value each Portfolio’s investment as of March 31, 2015:

Ibbotson Conservative ETF Asset Allocation Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$41,878,283	$–	$–	$41,878,283
Short-Term Investments	433,362	–	–	433,362
Total	$42,311,645	$–	$–	$42,311,645

Ibbotson Income and Growth ETF Asset Allocation Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$109,412,293	$–	$–	$109,412,293
Short-Term Investments	806,487	–	–	806,487
Total	$110,218,780	$–	$–	$110,218,780

Ibbotson Balanced ETF Asset Allocation Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$229,828,972	$–	$–	$229,828,972
Short-Term Investments	2,500,141	–	–	2,500,141
Total	$232,329,113	$–	$–	$232,329,113

Ibbotson Growth ETF Asset Allocation Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$217,325,062	$–	$–	$217,325,062
Short-Term Investments	746,561	–	–	746,561
Total	$218,071,623	$–	$–	$218,071,623

Ibbotson Aggressive Growth ETF Asset Allocation Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$82,502,260	$–	$–	$82,502,260
Short-Term Investments	1,380,123	–	–	1,380,123
Total	$83,882,383	$–	$–	$83,882,383

ALPS | Alerian Energy Infrastructure Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Canadian Infrastructure	$14,348,550	$–	$–	$14,348,550
Canadian Master Limited Partnership Affiliates	7,148,948	–	–	7,148,948
Master Limited Partnerships	17,492,671	–	–	17,492,671
U.S. Infrastructure	10,976,372	–	–	10,976,372
U.S. Master Limited Partnership Affiliates	21,617,547	–	–	21,617,547
Short-Term Investments	856,106	–	–	856,106
Total	$72,440,194	$–	$–	$72,440,194

ALPS | Red Rocks Listed Private Equity Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$524,934	$–	$–	$524,934
Short-Term Investments	233,387	–	–	233,387
Total	$758,321	$–	$–	$758,321

ALPS | Stadion Tactical Defensive Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$1,785,789	$–	$–	$1,785,789
Short-Term Investments	349,613	–	–	349,613
Total	$2,135,402	$–	$–	$2,135,402

The Portfolios recognize transfers between levels as of the end of the period. For the period ended March 31, 2015, there were no transfers between Level 1 and Level 2 securities. The Portfolios did not have significant unobservable inputs (Level 3) used in determining fair value during the period.
Income Taxes: For federal income tax purposes, the Portfolios currently qualify, and intend to remain qualified, as regulated investment companies under the provisions of Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended, by distributing substantially all of their investment company taxable net income including realized gain, not offset by capital loss carryforwards, if any, to shareholders. Accordingly, no provisions for federal income or excise taxes have been made.
As of and during the period ended March 31, 2015, the Portfolios did not have a liability for any unrecognized tax benefits. Each Portfolio files U.S. federal, state, and local tax returns as required. Each Portfolio’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes. The ALPS | Stadion Tactical Defensive Portfolio’s commencement date was on April 30, 2014 and the ALPS | Red Rocks Listed Private Equity Portfolio’s commencement date was October 24, 2014; therefore, tax returns have not yet been filed for these two portfolios.
The Treasury Department has issued Regulations under Internal Revenue Code Section 817(h) that pertain to diversification requirements for variable annuity and variable life insurance contracts. Each Portfolio intends to comply with these diversification requirements.
Expenses: Most expenses of the Trust can be directly attributed to a Portfolio. Expenses that cannot be directly attributed are apportioned among the Portfolios based on average net assets. Expenses are allocated among classes within a Portfolio based on daily class level net assets, except for distribution fees associated with each Portfolio’s Distribution Plan under Rule 12b-1 of the 1940 Act (“12b-1 fees”) which are only allocated to the Class II shares and Class III shares. In addition, Class III shares are also offered with fees for non-distribution related services provided to Shareholders, under a shareholder services plan (a “Services Plan”).
Distributions to Shareholders: Each Portfolio currently intends to declare and pay capital gains and income dividends, if any, on an annual basis. All dividends and capital gains distributions paid by the Portfolios will be automatically reinvested, at net asset value, in additional shares of the Portfolios unless otherwise indicated. There is no fixed dividend rate and there can be no assurance that the Portfolios will pay any dividends or realize any capital gains. Any net capital gains earned by each Portfolio are distributed at least annually to the extent necessary to avoid federal income and excise taxes. Distributions to shareholders are recorded by each Portfolio on the ex-dividend date.

Security Transactions: Investment security transactions are accounted for as of the trade date. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the identified cost basis.

The books and records of the Portfolios are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates.

3. UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS (TAX BASIS)

As of March 31, 2015, the costs of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:
	Cost of Investments for Income Tax Purposes	Gross Appreciation (Excess of Value Over Tax Cost)	Gross Depreciation (Excess of Tax Cost Over Value)	Net Unrealized Appreciation
Ibbotson Conservative ETF Asset Allocation Portfolio	$41,299,827	$1,499,876	$(488,058)	$1,011,818
Ibbotson Income and Growth ETF Asset Allocation Portfolio	101,596,183	10,123,493	(1,500,896)	8,622,597
Ibbotson Balanced ETF Asset Allocation Portfolio	202,184,000	32,880,373	(2,735,260)	30,145,113
Ibbotson Growth ETF Asset Allocation Portfolio	180,057,815	41,062,378	(3,048,570)	38,013,808
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio	71,055,719	13,865,513	(1,038,849)	12,826,664
ALPS | Alerian Energy Infrastructure Portfolio	75,013,588	3,483,925	(6,057,319)	(2,573,394)
ALPS | Red Rocks Listed Private Equity Portfolio	748,068	15,801	(5,548)	10,253
ALPS | Stadion Tactical Defensive Portfolio	2,126,364	18,722	(9,684)	9,038

Item 2 - Controls and Procedures.

(a)	The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ALPS VARIABLE INVESTMENT TRUST

By:	/s/ Thomas A. Carter
Thomas A. Carter
President (principal executive officer)

Date:	May 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas A. Carter
Thomas A. Carter
President (principal executive officer)

Date:	May 22, 2015

By:	/s/ Patrick Buchanan
Patrick Buchanan
Treasurer (principal financial officer)

Date:	May 22, 2015